Consolidated Balance Sheets (Parenthetical) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	[1]	$ 0.005	$ 0.005	$ 0.005
Common stock, shares authorized		Unlimited	Unlimited	Unlimited
Common stock, shares issued	[1]	5,693,426	4,422,837	4,422,838
Common stock, shares outstanding	[1]	5,693,426	4,422,837	4,422,838

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.